Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 99	$ 48
Advances to affiliates	0	366
Accounts receivable, net	539	308
Receivables from affiliates	3	8
Inventories, net	385	296
Other current assets	72	36
Assets Held-for-sale, Not Part of Disposal Group, Current	291	206
Total current assets	1,389	1,268
Property and equipment, net	1,188	1,256
Other assets:
Goodwill	1,050	1,123
Intangible assets, net	752	725
Other noncurrent assets	64	29
Assets held-for-sale, noncurrent	4,258	4,441
Total assets	8,701	8,842
Current liabilities:
Accounts payable	616	434
Accounts payable to affiliates	109	15
Advances from affiliates	87	0
Accrued expenses and other current liabilities	372	308
Current maturities of long-term debt	5	5
Total current liabilities	1,189	762
Revolving line of credit	1,000	450
Long-term debt, net	3,509	1,503
Deferred tax liability	643	694
Other noncurrent liabilities	96	103
Liabilities held-for-sale, noncurrent	68	67
Total liabilities	6,505	3,579
Commitments and contingencies (Note 14)
Equity:
Limited partners:	2,196	3,045
Total equity	2,196	5,263
Total liabilities and equity	8,701	8,842
Predecessor [Member]
Equity:
Total equity	0	2,218
Common Units - Public [Member]
Equity:
Limited partners:	1,467	1,769
Common Units Affiliated [Member]
Equity:
Limited partners:	729	1,276
Class A Units Subsidiary [Member]
Equity:
Limited partners:	0	0
Class C Units Subsidiary [Member]
Equity:
Limited partners:	$ 0	$ 0